RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Disclosure of information about key management personnel [Table Text Block]
	December 31	December 31
	2020	2019

Salaries and short-term employee benefits	$2,712	$2,624
Non-executive director's fees	185	82
Non-executive director's deferred share units	4,251	731
Share-based payments	2,713	2,836
	$9,861	$6,273